25. Long-term incentive plan (Tables)	12 Months Ended
Dec. 31, 2018
Longterm Incentive Plan Tables Abstract
Schedule of variations in quantity of options
Date of grant	Share options granted	Maturity date	Exercise price	Balance at the beginning of the period	Granted in the period	Exercised in the period	Forfeited in the period	Falling due in the period	Balance at the end of the period
2018
2018-2020 Plan – 1st Grant	849,932	May/20	14.41	-	849,932		(383,418)	-	466,514
2014-2016 Plan – 3rd Grant	3,922,204	Nov/22	8.10	2,684,284		(510,884)	(1,277,878)	-	895,522
2014-2016 Plan – 2nd Grant	3,355,229	Oct/21	8.45	1,240,740		(656,268)	(291,949)	-	292,523
2014-2016 Plan – 1st Grant	1,687,686	Sep/20	13.42	658,720		(27,424)	(99,324)	-	531,972
2011-2013 Plan – 3rd Grant	3,072,418	Jul/19	8.13	694,936			(151,353)	-	543,583
2011-2013 Plan – 2nd Grant	2,661,752	Sep/18	8.96	194,756				(194,756)	-
2011-2013 Plan – 1st Grant	2,833,595	Aug/17	8.84	-				-	-
Total	18,382,816			5,473,436	849,932	(1,194,576)	(2,203,922)	(194,756)	2,730,114
Average weighted price for the period			10.26

Schedule of significant data included in model
Date of grant	Weighted average base price of shares during the vesting period of the grant	Volatility	Expected useful life of the option	Annual interest rate without risk
2011 Grant	R$8.84	51.73% p.a	6 years	11.94% p.a
2012 Grant	R$8.96	50.46% p.a	6 years	8.89% p.a
2013 Grant	R$8.13	48.45% p.a	6 years	10.66% p.a
2014 Grant	R$13.42	44.60% p.a	6 years	10.66% p.a
2015 Grant	R$8.45	35.50% p.a	6 years	16.10% p.a
2016 Grant	R$8.10	36.70% p.a	6 years	11.73% p.a
2018 Grant	R$14.41	NA	3 years	NA